Stock Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 22, 2014	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued under stock plan			72,000,000
Shares available to be granted under stock plan			32,293,456
Stock compensation settlement with Mondelēz International		$ 55
Costs Allocated From Mondelēz International
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 39
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable options maximum term, years			10 years
Stock-based compensation expense			$ 18	$ 18	5
Deferred tax benefit related to compensation expense			6	6	2
Unamortized compensation expense related to stock options			$ 15
Unamortized compensation expense recognition period			2 years
Intrinsic value of stock options exercised			$ 93	69	8
Cash received from options exercised			115	96	15
Tax benefit realized for the tax deductions from the option exercises			22	20	1
Restricted Stock, RSUs and Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			77	47	11
Deferred tax benefit related to compensation expense			28	$ 17	$ 4
Unamortized compensation expense related to restricted stock, RSUs and Performance Shares			$ 97
Unamortized compensation expense recognition period			2 years
Number of shares, granted			1,697,965
Weighted average grant date fair value per share, granted			$ 57.49
Number of shares, vested			(1,424,627)
Fair value of restricted stock, RSUs and Performance Shares vested			$ (79)
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	500,000		300,000
Weighted average grant date fair value per share, granted	$ 55.17		$ 56.80
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	800,000
Weighted average grant date fair value per share, granted	$ 59.97
Performance Shares 2011-2013 Award Cycle
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	100,000
Weighted average grant date fair value per share, granted	$ 34.37